Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	$ 322	$ 919
Additions for tax positions related to current year	7	35
Additions for tax positions related to prior years	0
Reductions for tax positions related to prior years	0
Lapse of statute of limitations	(194)	(632)
Settlements	0
Ending Balance	$ 135	$ 322